Goodwill and other intangible assets - Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 10,854	$ 11,302
Acquisitions	930
Dispositions	(19)	(7)
Currency translations	512	(441)
Ending balance	12,277	10,854
Canadian Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,557	2,557
Acquisitions	17
Ending balance	2,574	2,557
Caribbean Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,600	1,719
Dispositions		(3)
Currency translations	159	(116)
Ending balance	1,759	1,600
Canadian Wealth Management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	577	587
Currency translations	12	(10)
Ending balance	589	577
Global asset management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,964	2,001
Acquisitions	33
Currency translations	(69)	(37)
Ending balance	1,928	1,964
U.S. Wealth Management (including City National) [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,768	2,978
Dispositions	(19)
Currency translations	278	(210)
Ending balance	3,027	2,768
International wealth management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	115	121
Acquisitions	880
Dispositions		(4)
Currency translations	47	(2)
Ending balance	1,042	115
Insurance [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	112	112
Ending balance	112	112
Investor & Treasury Services [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	148	149
Currency translations	(1)	(1)
Ending balance	147	148
Capital Markets [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,013	1,078
Currency translations	86	(65)
Ending balance	$ 1,099	$ 1,013